Acquisition of Paradigm Spine, LLC - Summary of Changes to Fair Value of Acquired Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Mar. 08, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 0		$ 4,414	$ 3,413
Paradigm Spine [Member]
Business Acquisition [Line Items]
Cash		$ 307
Accounts receivable		5,220
Inventories		17,647
Other current assets		934
Property, plant and equipment		379
Other non-current assets		1,079
Current liabilities		(6,169)
Lease liabilities		(1,079)
Net tangible assets acquired		18,318
Other intangible assets		79,000
Goodwill		135,589
Total net assets acquired		$ 232,907